Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Assets	$ 41,849	$ 100,528
Liabilities	61,379	123,794
Total Comprehensive Loss/(Income)	19,147	531,285	$ 86,681
Canada [Member]
Statement [Line Items]
Assets	3,333	4,087
Liabilities	58,396	109,379
Total Comprehensive Loss/(Income)	23,401	7,689
South Africa Maseve [Member]
Statement [Line Items]
Assets		71,816
Liabilities		11,853
Total Comprehensive Loss/(Income)	11,932	536,019
South Africa Waterberg [Member]
Statement [Line Items]
Assets	29,406	22,705
Liabilities	1,575	0
Total Comprehensive Loss/(Income)	0	0
South Africa Other [Member]
Statement [Line Items]
Assets	9,110	1,920
Liabilities	1,408	2,562
Total Comprehensive Loss/(Income)	$ (16,186)	$ (12,423)